OTHER OPERATING GAINS (Tables)	6 Months Ended
Jun. 30, 2021
Operating Income (Loss) [Abstract]
Other Operating Gains
Other operating gains for the six months ended June 30, 2021 and June 30, 2020 are as follows:

(in thousands of $)	2021	2020
Gain on termination of vessel lease	—	7,409
Gain on sale of vessel	—	12,354
Gain on settlement of claim	—	3,422
Gain on pool arrangements	1,048	766
Other gains	85	268
Other operating gains	1,133	24,219